Income Taxes, Net Operating Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
State
Operating Loss Carryforwards [Line Items]
State NOL carryforwards	$ 1,149.4
Deferred tax asset for State NOL carryforwards	51.1
State | Minimum
Operating Loss Carryforwards [Line Items]
Expiration of NOL carryforwards	Dec. 31, 2014
State | Maximum
Operating Loss Carryforwards [Line Items]
Expiration of NOL carryforwards	Dec. 31, 2033
Federal
Operating Loss Carryforwards [Line Items]
Deferred tax asset for Federal NOL carryforward (entities not on Federal return)	$ 10.2
Federal | Minimum
Operating Loss Carryforwards [Line Items]
Expiration of NOL carryforwards	Dec. 31, 2018
Federal | Maximum
Operating Loss Carryforwards [Line Items]
Expiration of NOL carryforwards	Dec. 31, 2033